Other Gains (Losses) - Net (Details) - Schedule of details of such losses - Recognized in profit or loss [Member]	12 Months Ended
Dec. 31, 2020 USD ($)
Other Gains (Losses) - Net (Details) - Schedule of details of such losses [Line Items]
Impairment loss – intangible assets	$ 524,783
Impairment loss – property, plant and equipment	381,395
Impairment loss – other current assets	332,370
Total impairment loss – recognized in profit or loss	1,238,548
Other segments	$ 1,238,548